Share-Based Compensation (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 CNY (¥) shares	Jan. 01, 2026 shares	Oct. 30, 2025 ¥ / shares	Jun. 30, 2025 shares
Share-Based Compensation [Line Items]
Granted of restricted shares
Shares RSU	140,000	140,000
2025 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Price per share | ¥ / shares				¥ 0.0001
Number of shares issued under plan	3,300,000	3,300,000
General and Administrative Expenses [Member]
Share-Based Compensation [Line Items]
Share-based compensation expense	$ 160,349	¥ 1,087,987
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Granted of restricted shares	240,000	240,000
Shares RSU
Restricted Stock Units (RSUs) [Member] | Consulting Agreements [Member]
Share-Based Compensation [Line Items]
Shares RSU	120,000	120,000	20,000
Restricted Stock Units (RSUs) [Member] | 2025 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Granted of restricted shares	240,000	240,000